Commitments and contingencies - Summary of guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Guarantees
Outstanding guarantees	₩ 18,642,539	₩ 15,315,381
Contingent guarantees	4,917,473	5,068,782
ABS and ABCP purchase agreements	2,649,382	2,123,665
Subtotal	26,209,394	22,507,828
Commitments to extend credit
Loan commitments in won	95,042,772	93,064,772
Loan commitments in foreign currency	25,559,545	28,613,692
Unused credit commitments	93,230,869	90,700,766
Other agreements	6,483,867	6,601,564
Subtotal	220,317,053	218,980,794
Endorsed bills
Secured endorsed bills	12,574	1,367
Unsecured endorsed bills	10,560,935	11,937,894
Subtotal	10,573,509	11,939,261
Total	₩ 257,099,956	₩ 253,427,883